Portfolio of Investments – as of February 28, 2025 (Unaudited)
Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.8% of Net Assets
	Brazil — 8.0%
718,184	Ambev SA, ADR	$1,486,641
3,496	MercadoLibre, Inc.(a)	7,418,058
		8,904,699
	Canada — 4.6%
45,256	Shopify, Inc., Class A(a)	5,068,672
	China — 9.4%
11,251	Alibaba Group Holding Ltd., ADR(b)	1,490,870
11,128	Baidu, Inc., ADR(a)(b)	962,016
124,732	Budweiser Brewing Co. APAC Ltd.	133,756
6,884	NXP Semiconductors NV	1,484,121
52,000	Tencent Holdings Ltd.	3,200,418
37,498	Trip.com Group Ltd., ADR(a)(b)	2,125,387
22,653	Yum China Holdings, Inc.(b)	1,119,285
		10,515,853
	Denmark — 2.5%
30,877	Novo Nordisk AS, Class B	2,801,057
	France — 1.5%
1,641	LVMH Moet Hennessy Louis Vuitton SE	1,185,719
6,715	Sodexo SA	515,818
		1,701,537
	Japan — 1.5%
56,800	FANUC Corp.	1,635,130
	Netherlands — 3.7%
2,287	Adyen NV(a)	4,174,697
	Switzerland — 3.9%
25,790	CRISPR Therapeutics AG(a)	1,132,697
29,757	Novartis AG, (Registered)	3,238,151
		4,370,848
	United Kingdom — 0.9%
4,990	Reckitt Benckiser Group PLC	330,275
12,490	Unilever PLC	707,129
		1,037,404
	United States — 62.8%
9,494	Alnylam Pharmaceuticals, Inc.(a)	2,342,645
30,657	Alphabet, Inc., Class A	5,220,274
32,083	Amazon.com, Inc.(a)	6,810,579
14,226	ARM Holdings PLC, ADR(a)	1,873,422
3,342	Autodesk, Inc.(a)	916,410
Shares	Description	Value (†)
	United States — continued
13,007	Block, Inc.(a)	$849,357
20,368	Boeing Co.(a)	3,556,864
1,499	Deere & Co.	720,704
27,512	Doximity, Inc., Class A(a)	1,939,596
4,898	Expeditors International of Washington, Inc.	574,829
47,705	Experian PLC	2,272,530
13,736	Meta Platforms, Inc., Class A	9,178,395
9,087	Microsoft Corp.	3,607,448
7,453	Nestle SA, (Registered)	719,464
6,020	Netflix, Inc.(a)	5,902,971
27,000	Oracle Corp.	4,483,620
8,092	QUALCOMM, Inc.	1,271,820
4,821	Roche Holding AG	1,605,538
7,682	Salesforce, Inc.	2,288,084
10,437	SEI Investments Co.	835,482
18,090	Tesla, Inc.(a)	5,300,008
58,750	Under Armour, Inc., Class A(a)	400,088
4,823	Vertex Pharmaceuticals, Inc.(a)	2,314,027
12,195	Visa, Inc., Class A	4,423,248
4,131	Yum! Brands, Inc.	645,965
		70,053,368
	Total Common Stocks (Identified Cost $69,518,289)	110,263,265

Principal Amount
Short-Term Investments — 0.8%
$903,788	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2025 at 2.500% to be repurchased at $903,976 on 3/03/2025 collateralized by $920,800 U.S. Treasury Note, 4.125% due 2/28/2027 valued at $921,966 including accrued interest(c) (Identified Cost $903,788)	903,788
	Total Investments — 99.6% (Identified Cost $70,422,077)	111,167,053
	Other assets less liabilities — 0.4%	475,555
	Net Assets — 100.0%	$111,642,608

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.
(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of February 28, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of February 28, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$7,181,679	$3,334,174	$ —	$10,515,853
Denmark	—	2,801,057	—	2,801,057
France	515,818	1,185,719	—	1,701,537
Japan	—	1,635,130	—	1,635,130
Netherlands	—	4,174,697	—	4,174,697
Switzerland	1,132,697	3,238,151	—	4,370,848
United Kingdom	—	1,037,404	—	1,037,404
United States	65,455,836	4,597,532	—	70,053,368
All Other Common Stocks(a)	13,973,371	—	—	13,973,371
Total Common Stocks	88,259,401	22,003,864	—	110,263,265
Short-Term Investments	—	903,788	—	903,788
Total Investments	$88,259,401	$22,907,652	$—	$111,167,053

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at February 28, 2025 (Unaudited)
Interactive Media & Services	16.7%
Broadline Retail	14.1
Software	10.1
Financial Services	8.5
Pharmaceuticals	6.8
Entertainment	5.3
Biotechnology	5.2
Automobiles	4.8
IT Services	4.6
Semiconductors & Semiconductor Equipment	4.1
Hotels, Restaurants & Leisure	3.9
Aerospace & Defense	3.2
Machinery	2.1
Professional Services	2.0
Other Investments, less than 2% each	7.4
Short-Term Investments	0.8
Total Investments	99.6
Other assets less liabilities	0.4
Net Assets	100.0%

Currency Exposure Summary at February 28, 2025 (Unaudited)
United States Dollar	79.6%
Euro	5.8
Swiss Franc	4.9
Hong Kong Dollar	3.0
Danish Krone	2.5
British Pound	2.3
Japanese Yen	1.5
Total Investments	99.6
Other assets less liabilities	0.4
Net Assets	100.0%